Blackberry Limited and Summary of Significant Accounting Policies and Critical Accounting Estimates Revenue Recognition, Multiple-Deliverable Arrangements (Details) (Blackberryten [Member], USD $)	12 Months Ended
Feb. 28, 2015
Maximum [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Revenue Recognition, Multiple-deliverable Arrangements, Determination of Selling Price, Amount	$ 20
Minimum [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Revenue Recognition, Multiple-deliverable Arrangements, Determination of Selling Price, Amount	$ 10